Government Grants (Tables)	6 Months Ended
Jun. 30, 2023
Government Grants [Abstract]
Schedule of Government Grants
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

At 1 January	1,535,229	209,843
Received during the year	(1,097,404)	(2,993,340)
Amount recognized in the statement of profit or loss	1,431,490	4,318,726
	1,869,315	1,535,229

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Current assets	2,441,735	2,055,978
Non-current liabilities	(547,590)	(498,460)
Current liabilities	(24,830)	(22,289)
	1,869,315	1,535,229